Trust for Incentive - Additional Information (Details) - Incentive Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Trust for Incentive [Line Items]
Long Term incentive plan aggregate amount			$ 1,400
Obligations under incentive plan recorded in short term investments	$ 639
Obligations under incentive plan recorded in long term investments	297
Amount paid under incentive plan	0	$ 535
Incentives accrued as deferred compensation liability	$ 605